SCHEDULE OF MATURITY LEASE PAYMENTS FOR OPERATING LEASES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Oct. 21, 2024	Dec. 31, 2023
Share Based Compensation
One year	$ 405,918	$ 342,065
Two year	400,523	187,600
Three year	543,993	185,100
Four year	551,231	185,100
Five year	359,500	185,094
Thereafter	836,398
Total	3,097,563	1,084,959
Less: interest	(939,330)	(177,509)
Present value of lease liabilities	$ 2,158,233	$ 907,450	$ 988,436	$ 284,115